Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment charges			$ 3,211,000
Amortization expense	$ 184,024	$ 298,444	1,140,472	$ 241,253
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Additional costs			137,867
Sports Hub Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets			$ 2,390,000